SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	Dec. 31, 2013
Dissolution of the Partnership
Net assets after decline pursuant to certain events specified in the Limited Partnership Agreement for dissolution of the partnership	$ 250,000
Net asset value per unit after decline pursuant to certain events specified in the Limited Partnership Agreement for dissolution of the partnership	25.00%
Limited Partners
Dissolution of the Partnership
Percentage of units held for delivery of dissolution notice to General Partner pursuant to certain events specified in the Limited Partnership Agreement for dissolution of the partnership	50.00%